Intangible Assets, Net	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET
13.	INTANGIBLE ASSETS, NET

Intangible assets consist of the following:

	December 31, 2019	December 31, 2018

Credit rating system	$54,156	$54,868
Software	4,955	5,021
Customer relationship	157,865	-
License	1,994,834	-
Non-Compete Agreements	2,468,427	-
Other intangible assets	244,487	-
Less: Accumulated amortization	(48,496)	(15,845)
	$4,876,228	$44,044

Amortization expenses totaled $33,138, $6,225 and $6,094 for the years ended December 31, 2019, 2018 and 2017, respectively.

The following table sets forth the Company’s amortization expenses for the twelve months ending December 31 of the following years:

2020	$924,020
2021	924,020
2022	924,020
2023	871,399
2024	871,399
Thereafter	361,370
$4,876,228